Financial Instruments - Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Carrying Amount			$ 402,062
Fair Value			403,000
Oil and Natural Gas Derivatives
Debt Instrument [Line Items]
Carrying Amount		$ (185,755)	(66,830)
Fair Value		(185,755)	(66,830)
Derivatives
Debt Instrument [Line Items]
Carrying Amount			(66,830)	$ (15,433)
Fair Value			(66,830)	(15,433)
11.00% Second-Priority Senior Secured Notes – due April 2022
Debt Instrument [Line Items]
Carrying Amount	[1]	380,042
Fair Value	[1]	410,411
7.50% Senior Secured Notes – due May 2022
Debt Instrument [Line Items]
Carrying Amount		6,060
Fair Value		5,999
11.00% Bridge Loans – due April 2022
Debt Instrument [Line Items]
Carrying Amount	[1]		169,838
Fair Value	[1]		172,023
9.75% Senior Notes – due February 2018
Debt Instrument [Line Items]
Carrying Amount			24,977	294,964
Fair Value			24,977	137,850
9.75% Senior Notes – due July 2022
Debt Instrument [Line Items]
Carrying Amount	[1]		100,681
Fair Value	[1]		102,000
Bank Credit Facility – due May 2022
Debt Instrument [Line Items]
Carrying Amount	[1]	231,522
Fair Value	[1]	$ 240,000
Bank Credit Facility
Debt Instrument [Line Items]
Carrying Amount			402,062	406,211
Fair Value			$ 403,000	$ 408,000

[1]	The carrying amounts are net of discount and deferred financing costs.